Note 18 - Financial Instruments - Estimated of Fair Values of Other Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Reported Value Measurement [Member]
Other receivables, fair value	$ 3,925	$ 4,238
Long-term debt, fair value	1,298,710	1,182,107
Estimate of Fair Value Measurement [Member]
Other receivables, fair value	3,925	4,238
Long-term debt, fair value	$ 1,302,878	$ 1,183,854